Leasing - Accounted for in profit or loss (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Leasing
Depreciation charge on right-of-use assets	kr (32)
Interest expenses on lease liability	0
Expenses relating to short-term leases	0
Expenses relating to low-value leases	(1)
Variable lease fees	(1)
Total amount accounted for in profit or loss	kr (34)